Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes
Income taxes

12.            Income taxes

Cayman Islands and British virgin Islands

The Company is a tax exempt company incorporated in the Cayman Islands. Under the laws of Cayman Islands, the Company is not subject to tax on income or capital gain. The Company’s subsidiary established in the British Virgin Islands is tax exempt under the laws of British Virgin Islands, and accordingly, is not subject to tax on income or capital gain.

People’s Republic of China

Pursuant to PRC Foreign Enterprise Income Tax (“FEIT”) Law, foreign-invested enterprise (“FIEs”) are subject to FEIT at a state tax rate of 30% plus a local tax rate of 3% on PRC taxable income. FIEs are also entitled to be exempted from FEIT for a 2-year period starting from their first profit-making year followed by a 50% reduction of FEIT payable for the subsequent three years (“2+3 holiday”), if they fall into the category of production-oriented enterprises with an operational period of more than 10 years in China.

On March 16, 2007, the National People’s Congress of China enacted a new Corporate Income Tax (“CIT”) Law, under which FIEs and domestic companies would be subject to CIT at a uniform rate of 25%. The new CIT Law has become effective on January 1, 2008. The grandfathering treatments for unutilized tax holiday are provided for certain qualified FIEs. For those FIEs which have already commenced their qualified tax holidays before 2008, they can continue to enjoy the remaining unutilized tax holidays until expiry. For those qualified old FIEs which have not commenced their tax holidays before 2008 due to cumulative losses, their tax holidays will be deemed to commence in 2008 and can be utilized until expiry.

JA Hebei, JA Fengxian, JA Zhabei and JA Yangzhou were established before the effective date of the new CIT Law and subject to FEIT Law before January 1, 2008.

With respect to income generated by assets acquired by JA Hebei through capital injection made during the fiscal years 2005 and 2006, JA Hebei has received approval from the relevant tax authorities for a two-year enterprise income tax exemption for 2006 and 2007, as well as a 50% enterprise income tax reduction for 2008, 2009 and 2010. With respect to income generated by assets newly acquired by JA Hebei through capital injection made during 2007, JA Hebei has received approval from the relevant tax authorities for a separate two-year enterprise income tax exemption for 2007 and 2008, as well as a 50% enterprise income tax reduction for 2009, 2010 and 2011. No tax holiday was granted with respect to the income generated by assets newly acquired by JA Hebei through capital injection made during 2008.

JA Fengxian and JA Yangzhou all had cumulative losses as of December 31, 2008 and their tax holidays were deemed to commence in 2008 and can be utilized until expiry pursuant to the new CIT Law.

JA Zhabei, which is not a production-oriented enterprise, not entitled to the tax holiday.

JA Lianyungang, which was established in 2008, JA Yangzhou R&D and JA Yangzhou PV, which were established in 2009, JA Wafer R&D and JA Jinglong, which were established/acquired in 2010, JA Hefei Renewable Energy, JA Hefei Technology and JA Investment, which were established in 2011, are not entitled to the tax holiday.

Solar Silicon Valley, which was acquired in 2011 is not entitled to any the tax holiday for the year ended December 31, 2011.

In accordance with the new CIT Law, a company is entitled to a preferential income tax of 15% if qualifying as an Advanced and New Technology Enterprise (“ANTE”). In November 2010, JA Hebei was recognized as an ANTE under the CIT Law and is entitled to the preferential income tax of 15% from 2010 to 2012. As the original approval certificate was obtained in 2011, JA Hebei used the above-mentioned 2+3 holiday for capital injection made during 2007 for the year ended December 31, 2010. Under the new CIT Law, where the transitional preferential CIT policies and the preferential policies prescribed under the new CIT Law and its implementation rules overlap, an enterprise shall choose to carry out the most preferential policy, but shall not enjoy multiple preferential policies. JA Hebei chose to enjoy the preferential income tax for an ANTE from January 1, 2011. In August 2011, JA Yangzhou was recognized by the Chinese government as an ANTE and is entitled to the preferential income tax of 15% from 2011 to 2013. JA Yangzhou has chosen to complete the above mentioned 2+3 holiday for the overlapping period of 2011 and 2012. In November 2011, JA Lianyungang was recognized by the Chinese government as an ANTE and is entitled to the preferential income tax of 15% from 2011 to 2013. As JA Lianyungang was not entitled to enjoy any tax holiday before being recognized as and ANTE, JA Lianyungang became entitled to preferential income tax of 15% from 2011 to 2013 with no any other option.

On February 22, 2008, the Ministry of Finance (“MOF”) and the State Administration of Taxation (“SAT”) jointly issued Cai Shui [2008] Circular 1 (“Circular 1”). According to Article 4 of Circular 1, distributions of accumulated profits earned by a FIE prior to January 1, 2008 to foreign investor(s) in 2008 or after will be exempt from withholding tax (“WHT”) while distribution of the profit earned by an FIE after January 1, 2008 to its foreign investor(s) shall be subject to WHT at a rate up to 10% (lower rate is available under the protection of tax treaties). As a result, if any dividends are declared out of the cumulative retained earnings as of December 31, 2007, they should be exempt from WHT. No dividend was declared in 2008 and 2009. In 2010, JA Hebei declared USD 80 million of dividends out of the cumulative retained earnings as of December 31, 2007 to JA BVI, which is exempt for WHT. Since the Group intends to indefinitely reinvest its earnings to further expand its businesses in mainland China, its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies in the foreseeable future. Undistributed earnings as of December 31, 2010 and 2011 are considered to be indefinitely reinvested, and therefore, no deferred tax liability was recognized. Cumulative undistributed earnings of the Company’s PRC subsidiaries intended to be permanently reinvested totaled RMB 2,991,380 and RMB 3,420,287, and the amount of the unrecognized deferred tax liability on the permanently reinvested earnings was RMB 299,138 and RMB 342,029 as of December 31, 2010 and 2011.

Hong Kong SAR

No income tax provision has been made for JA Hong Kong and JA International in any period, as the entities did not have assessable profits subject to Hong Kong Profit Tax at the rate of 16.5% for the years presented.

United States

JA USA is subject to US federal statutory tax rate of 35% and also subject to the state of California income tax rate of 8.84%. The state income tax paid is deductible for US federal income tax.

European Countries

JA Lux is incorporated in Luxemburg and is subject to a 28.80% corporate tax rate.

JA GmbH is incorporated in Germany and is subject to effective income tax rate of 32.98% which consists of 15% corporate income tax plus a solidarity surcharge of 5.5% on corporate income tax and a trade income tax rate of 17.15%.

The tax benefit/(expense) comprises:

	For the year ended	For the year ended	For the year ended
	December 31, 2009	December 31, 2010	December 31, 2011
Current tax	(29,671)	(289,522)	(63,410)
Deferred tax	21,672	36,815	5,587
	(7,999)	(252,707)	(57,823)

Components of deferred tax assets consisted of the following:

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Deferred tax assets:
Temporary differences:
Pre-operating expenses	12,200	3,841
Amortization of intangible assets	413	281
Accrued warranty costs	4,655	11,333
Accrued expenses	24,992	13,009
Net loss carried forward	40,700	111,883
Depreciation of property, plant and equipment	45,754	41,896
Inventory write-down and idle capacity charges	18,995	32,821
Allowance for doubtful accounts	1,008	4,427
Allowance for advance to suppliers	13,180	14,123
Impairment loss on property, plant and equipment	10,368	62,304
Others	2,690	9,628
Deferred tax assets	174,955	305,546
Deferred tax liabilities:
Temporary differences:
Capitalized interest	(11,914)	(10,691)
Deferred tax liabilities	(11,914)	(10,691)
Less: valuation allowance	(76,174)	(202,235)
Deferred tax assets-net	86,867	92,620

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB

Deferred tax assets are analyzed as:
Current	45,890	39,851
Non-Current	50,073	63,460
	95,963	103,311
Deferred tax liability are analyzed as:
Current	(998)	—
Non-Current	(8,098)	(10,691)
	(9,096)	(10,691)
	86,867	92,620

The following table presents the movement of the valuation allowance for deferred tax assets:

	As of December 31,	As of December 31,	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB
Balance at beginning of the year	13,417	48,990	76,174
Allowance made during the year	35,573	27,184	126,061
Reversals	—	—	—
Balance at end of the year	48,990	76,174	202,235

The Group has made some portion of valuation allowance against its net deferred tax assets. The Group evaluates a variety of factors in determining the amount of the valuation allowance, including that the Group exited the development stage, its limited earnings history, the tax holiday period, the existence of taxable temporary differences, and near-term earnings expectations. Future reversal of the valuation allowance will be recognized upon the earlier of when the benefit is realized or when it has been determined that it is more likely than not that the benefit will be realized through future earnings.

Reconciliation between the provision for income tax computed by applying the statutory FEIT/CIT and the Group’s effective tax rate:

	For the year ended	For the year ended	For the year ended
	December 31, 2009	December 31, 2010	December 31, 2011
PRC enterprise income tax	(25)%	25%	(25)%
Effect of permanent differences:
Share based compensation and other permanent difference	13.1%	1.2%	3.68%
Tax credit associated with domestic fixed asset purchases	(6.7)%	0%	0%
Effect of tax holiday and tax differential of certain subsidiaries	(22.6)%	(11.5)%	(6.09)%
Effect of tax rate change (1), (2)	13.3%	(0.4)%	15.29%
Valuation allowance	32.1%	(1.8)%	23.54%
	4.2%	12.5%	11.42%

(1)          Effect of tax rate change decreased from 13.3% in 2009 to (0.4%) in 2010, which mainly related to that JA Fengxian and JA Yangzhou were entitled to tax exemption holiday for 2008 and 2009, and 50% income tax reduction from 2010.

(2)          Effect of tax rate change increased from (0.4%) in 2010 to 15.29% in 2011, which mainly due to that JA Yangzhou and Jing Hai Yang Semiconductor Materials are entitled to preferential income tax rate of 15% for 2011, 2012, and 2013.  Such enacted rate applicable for future years is used in deferred tax calculation for those two entities.

The aggregate amount and per share effect of the tax holiday are as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2009	December 31, 2010	December 31, 2011
The aggregate dollar effect	86,710	274,886	6,290
Per share effect-basic	0.54	1.69	0.04
Per share effect-diluted	0.54	1.61	0.04